Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Subscription and services	$ 43,108	$ 38,785	$ 41,741
Interest revenue	28,098	26,436	27,208
Total revenue	71,206	65,221	68,949
Cost of revenue
Provision for loan losses, net of recoveries	18,415	13,208	14,730
Transaction costs	6,111	5,354	7,979
Cost of revenue	24,526	18,562	22,709
Gross profit	46,680	46,659	46,240
Operating expenses
Technology and development	10,635	10,591	12,973
Marketing	4,061	3,340	11,208
Customer service and operations	10,878	10,602	14,089
General and administration	14,457	14,457	20,197
Stock-based compensation expense	1,938	2,478	8,712
Depreciation and amortization	8,419	9,067	12,636
Total operating expenses	50,388	50,535	79,815
Loss from operations	(3,708)	(3,876)	(33,575)
Other expenses (income)
Credit facility interest expense	6,702	6,064	4,640
Debenture and other financing expense	3,324	3,519	3,225
Accretion related to debentures	687	958	1,249
Share of loss in investment accounted for using the equity method	0	8,267	78,832
Revaluation (gain) loss	(1,322)	(9,628)	2,375
Impairment of goodwill	0	0	31,758
Other non-operating expense	922	5,231	10,360
Other expenses (income)	10,313	14,411	132,439
Net loss before tax	(14,021)	(18,287)	(166,014)
Income tax recovery	(341)	(400)	(336)
Net loss	(13,680)	(17,887)	(165,678)
Other comprehensive loss:
Unrealized revaluation loss on digital assets	0	0	(468)
Foreign currency translation reserve (loss) gain	(659)	(316)	101
Other comprehensive loss	(659)	(316)	(367)
Total comprehensive loss	$ (14,339)	$ (18,203)	$ (166,045)
Net income (loss) per share
Basic loss per share	$ (0.56)	$ (0.72)	$ (2.17)
Diluted loss per share	$ (0.56)	$ (0.72)	$ (2.17)
Basic weighted average number of shares (in 000s)	24,400	24,853	25,442
Weighted average number of fully diluted common shares (in 000s)	24,400	24,853	25,442